Income and expenses - Cost of sales (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Cost of sales [Line Items]
Total	€ (87,278)	€ (76,446)	[1]	€ (87,052)
Total cost of sales [member]
Cost of sales [Line Items]
Purchase of goods and services	(38,691)	(31,725)		(37,870)
Amortization and depreciation	(11,296)	(11,788)		(10,917)
Payroll expenses	(38,499)	(32,438)		(37,715)
Work in Progress	1,208	(495)		(550)
Total	€ (87,278)	€ (76,446)		€ (87,052)

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.